Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based Compensation

16. Share-based Compensation

2019 Incentive Plan

In September 2019, the Company adopted a share incentive plan (“2019 Incentive Plan”). The 2019 Incentive Plan permits the awards of options and the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 137,186,000. 91,548,120 restricted share units including both vested and unvested restricted share units under the 2014 and 2016 incentive plan adopted by the Group before the Reorganization set forth in Note 1 (b) were cancelled concurrently upon the adoption of the 2019 Incentive Plan, and each participant of the 2014 and 2016 incentive plan is expected to receive corresponding grants with similar terms except for the exercise price of US$ 0.0001 and the performance condition added as disclosed below under the 2019 Incentive Plan. The cancellation of 2014 and 2016 incentive plan accompanied by the grant of a replacement award under 2019 Incentive Plan is accounted for as a modification of the terms of the cancelled award. Refer to Note 2 (s) for the accounting policy for such modification. The incremental value for the modification was nil. Under the 2019 Incentive Plan, the Company granted 129,590,471, 5,125,000 and 32,765,413 share options for the years ended December 31, 2019, 2020 and 2021, respectively, to certain directors and senior management.

In June 2021, the Company amended 2019 Incentive Plan with the approval of the board of directors, pursuant to which the maximum aggregate number of ordinary shares which may be issued under the updated 2019 Share Incentive Plan is 162,186,000.

Options granted to employees under the updated 2019 Incentive Plan were subject to both service condition and performance condition with various vesting schedules ranging from immediate to 4 years, and will be expired in ten years. For the share options with performance condition, an evaluation is made each quarter as to the likelihood of performance condition being met.

16. Share-based Compensation (Continued)

The Company uses binomial option pricing model to determine the fair value of share options with the assistance of an independent third-party valuation firm. The estimated fair value of each share option granted is estimated with the following assumptions:

	For the year ended December 31,
	2019	2020	2021
Expected volatility	50.22%	50.22%	49.29%-50.47%
Expected dividend yield	—	—	—
Contractual term (in year)	10	10	10
Risk-free interest rate	1.66%	1.66%	1.38%-1.45%

The expected volatility at grant date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the share options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Contractual term is the remaining contract life of the share options. The Company estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in US$ at the share option grant date.

The following table presents a summary of the Group’s share options activities for the years ended December 31, 2019, 2020 and 2021:

		Weighted		Weighted average
		average exercise	Aggregate intrinsic	remaining
	Number of	price US$ per	value	contractual
	shares	share	US$	years
Outstanding at December 31, 2018	—	—	—	—
Granted during the year	129,590,471	0.0001
Exercised during the year	—	—
Forfeited during the year	(3,187,546)	0.0001
Outstanding at December 31, 2019	126,402,925	0.0001	37,352,064	9.68
Granted during the year	5,125,000	0.0001
Exercised during the year	(36,613,500)	0.0001
Forfeited / Cancelled during the year	(6,674,341)	0.0001
Outstanding at December 31, 2020	88,240,084	0.0001	9,847,593	8.77
Granted during the year	32,765,413	0.0001
Exercised during the year	(18,031,675)	0.0001
Forfeited / Cancelled during the year	(8,143,392)	0.0001
Outstanding at December 31, 2021	94,830,430	0.0001	4,324,268	8.44
Exercisable at December 31, 2021	56,003,331	0.0001

16. Share-based Compensation (Continued)

The weighted average grant date fair value of share options granted for the years ended December 31, 2019, 2020 and 2021 were RMB 3.81, RMB 0.78 and RMB 0.54, respectively. For the years ended December 31, 2019, 2020 and 2021, total share-based compensation expenses recognized for share options granted were RMB 61.25 million, RMB 39.28 million and RMB 15.02 million, respectively. Nil, 36,613,500 and 18,031,675 share options granted were exercised for the years ended December 31, 2019, 2020 and 2021, respectively.

As mentioned above, certain vested restricted share units under 2014 and 2016 incentive plan have been replaced by the same amount of share options (“Replacement Share Options”) granted on September 7, 2019 under the 2019 Incentive Plan, which were vested immediately upon the grant. Before the modification, those vested restricted share units were deemed as ordinary shares from the accounting’s perspective. As a result, the corresponding Replacement Share Options were continuously deemed as ordinary shares in the consolidated statements of changes in shareholders’ (deficit)/equity, as they had no vesting conditions or contingencies upon the grant and were issuable for little to no consideration. Options subsequently granted under the 2019 Incentive Plan, regardless vested or not, were viewed as options until they are exercised. Among the 36,613,500 and 18,031,675 share options legally exercised in 2020 and 2021, there were 24,474,535 and 7,475,213 shares Replacement Share Options included.

As of December 31, 2021, the unrecognized share-based compensation expense related to unvested share options granted was RMB 24.17 million. Total unrecognized share-based compensation expenses are expected to be recognized over a weighted average period of 1.02 years.

The aggregate number of Class A ordinary shares available for future grant under the 2019 Incentive Plan was 12,710,395 as of December 31, 2021.